CONVERTIBLE NOTE AGREEMENT (Details Narrative) - USD ($)						1 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 12, 2026	Nov. 06, 2025	Oct. 28, 2025	Oct. 01, 2025	Feb. 03, 2024	Jun. 18, 2026	Dec. 17, 2025	Oct. 20, 2025	Sep. 30, 2025	Apr. 25, 2023	Mar. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment of convertible debt												$ 70,732
Gain (Loss) on Extinguishment of Debt															$ (11,409)
Amortization of debt												48,532		73,710
LGH Investments LLC [Member] | Convertible Debt Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original issue discount, percentage										10.00%
Principal amount										$ 220,000
Additional interest charge										22,000
Fair value of common stock issued as an inducement										$ 62,500
Detachable warrant to purchase										200,000
Exercise price										$ 5.00
Conversion price										$ 1.50
Convertible debt payoff total												$ 159,671
Potential common stock												319,342
Conversion of stock, amount converted			$ 50,000		$ 50,000
Conversion of stock, shares issued			100,000		100,000
Penalty interest															53,778
Payment of convertible debt														$ 159,671
Additional interest charge										$ 22,000
Gain (Loss) on Extinguishment of Debt															$ 11,408
Common stock issuable upon conversation														319,342
ClearThink Capital Partners LLC [Member] | Convertible Debt Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original issue discount, percentage									20.00%
Principal amount									$ 30,000
Convertible debt payoff total												$ 34,500
Potential common stock												183,926
Maturity date									Jun. 30, 2026
Interest rate									15.00%
Debt instrument, unamortized discount														$ 3,333
Accrued interest payable														4,500
Payment of convertible debt														$ 34,500
Common stock issuable upon conversation														700,152
Original issue discount														$ 5,000
Amortization of debt														1,667
Additional interest expense														4,500
ClearThink Capital Partners LLC [Member] | Convertible Debt Agreement One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original issue discount, percentage				50.00%
Principal amount				$ 206,250
Maturity date				Dec. 31, 2025
Interest rate				10.00%
Accrued interest payable														20,625
Original issue discount														68,750
Amortization of debt														68,750
Additional interest expense														20,625
ClearThink Capital Partners LLC [Member] | Convertible Debt Agreement Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion price								$ 0.15			$ 0.10	$ 0.10
Conversion of stock, amount converted								$ 93,750			$ 133,125	$ 133,125
Conversion of stock, shares issued								627,510			1,331,250	1,331,250
Payment of convertible debt														$ 133,125
Common stock issuable upon conversation														2,251,395
ClearThink Capital Partners LLC [Member] | Convertible Debt Agreement Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original issue discount, percentage		20.00%
Principal amount		$ 120,000
Additional interest charge		18,000
Fair value of common stock issued as an inducement		$ 15,520
Convertible debt payoff total												$ 138,000
Maturity date		Sep. 30, 2026
Debt instrument, unamortized discount												12,467		$ 32,227
Accrued interest payable												$ 18,000
Payment of convertible debt														$ 138,000
Additional interest charge		$ 18,000
Common stock issuable upon conversation														2,800,609
Original issue discount														$ 32,520
Amortization of debt														$ 3,293
Restricted shares of common stock		50,000
Vanquish Funding Group, Inc [Member] | Convertible Debt Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original issue discount, percentage							20.00%
Principal amount							$ 125,190
Additional interest charge							16,275
Conversion of stock, shares issued												435,106		3,312,610
Accrued interest payable												$ 16,275
Penalty interest							2,000
Unamortized Original issue discount												8,397
Payment of convertible debt												$ 70,732
Additional interest charge							$ 16,275
Vanquish Funding Group, Inc [Member] | Convertible Debt Agreement One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original issue discount, percentage						15.00%
Principal amount						$ 125,190
Additional interest charge						$ 16,275
Conversion of stock, shares issued						870,204
Accrued interest payable						$ 16,275
Penalty interest						2,000
Unamortized Original issue discount						18,190
Payment of convertible debt						$ 141,465
Labrys Fund II, L.P. [Member] | Convertible Debt Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original issue discount, percentage	17.00%
Principal amount	$ 120,750
Maturity date	Jan. 12, 2027
Conversion of stock, shares issued												831,913
Accrued interest payable												$ 14,490
Unamortized Original issue discount												12,104
Payment of convertible debt												$ 135,240
Additional interest charge	$ 14,490